UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.
Three Canal Plaza, Suite 600
Portland, Maine 04101

T. Gibbs Kane, Jr., President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1.  Schedule of Investments.

SOUND SHORE FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2017 (Unaudited)

	Share Amount	Value
Common Stock (97.7%) (a)
Consumer Discretionary (8.2%)
CBS Corp., Class B	777,300	$53,913,528
Comcast Corp., Class A	1,310,600	49,265,454
Liberty Global PLC, Class C (b)	1,760,500	61,687,920
		164,866,902
Consumer Staples (5.3%)
Walgreens Boots Alliance, Inc.	660,400	54,846,220
Wal-Mart Stores, Inc.	724,000	52,185,920
		107,032,140
Energy (11.2%)
Antero Resources Corp. (b)	2,470,100	56,342,981
BP PLC, ADR	1,356,950	46,841,914
Occidental Petroleum Corp.	1,030,150	65,270,304
Total SA, ADR	1,108,150	55,872,923
		224,328,122
Financials (20.3%)
Aon PLC	466,950	55,422,295
Bank of America Corp.	2,625,150	61,927,289
Berkshire Hathaway, Inc., Class B (b)	331,800	55,304,424
Capital One Financial Corp.	753,550	65,302,643
Citigroup, Inc.	1,124,800	67,285,536
Invesco, Ltd.	1,741,450	53,340,614
Marsh & McLennan Cos., Inc.	661,300	48,863,457
		407,446,258
Health Care (12.0%)
Allergan PLC	239,350	57,185,502
Merck & Co., Inc.	1,101,100	69,963,894
Pfizer, Inc.	1,745,650	59,718,686
Thermo Fisher Scientific, Inc.	349,100	53,621,760
		240,489,842
Industrials (5.3%)
General Electric Co.	2,029,900	60,491,020
Pentair PLC	717,100	45,019,538
		105,510,558
Information Technology (25.6%)
Alphabet, Inc., Class A (b)	58,350	49,469,130
Analog Devices, Inc.	663,450	54,369,728
Applied Materials, Inc.	1,276,250	49,646,125

See Notes to Schedule of Investments.
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SOUND SHORE FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)
MARCH 31, 2017 (Unaudited)

	Share Amount	Value
Information Technology (25.6%) (continued)
First Data Corp., Class A (b)	4,104,600	$63,621,300
Flex, Ltd. (b)	2,936,950	49,340,760
Hewlett Packard Enterprise Co.	2,666,700	63,200,790
Keysight Technologies, Inc. (b)	1,430,100	51,683,814
Microsoft Corp.	944,500	62,204,770
Oracle Corp.	1,547,850	69,049,588
		512,586,005
Materials (2.7%)
International Paper Co.	1,080,800	54,883,024

Telecommunication Services (2.9%)
Vodafone Group PLC, ADR	2,233,400	59,028,762

Utilities (4.2%)
Calpine Corp. (b)	3,545,650	39,179,433
Exelon Corp.	1,238,850	44,573,823
		83,753,256
Total Common Stock (97.7%) (cost $1,488,392,976)		$1,959,924,869

Short-Term Investments (2.6%)
Money Market Fund (2.6%)
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 0.61% (c)	52,084,772	52,084,772
Total Short-Term Investments (2.6%) (cost $52,084,772)		$52,084,772
Total Investments (100.3%) (cost $1,540,477,748)		$2,012,009,641
Liabilities Less Other Assets (-0.3%)		(5,384,689)
Net Assets (100.0%)		$2,006,624,952

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Percentage disclosed reflects the money market fund's institutional class shares 30-day yield as of March 31, 2017.
ADR American Depositary Receipt
PLC Public Limited Company

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$510,461,602
Gross Unrealized Depreciation	(38,929,709)
Net Unrealized Appreciation	$471,531,893

See Notes to Schedule of Investments.
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SOUND SHORE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

1. Organization
Sound Shore Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "Act"). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional Class. The Board of Directors (the "Board") may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers' Automated Quotation system ("NASDAQ"), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value ("NAV").
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

3

SOUND SHORE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
MARCH 31, 2017 (Unaudited)

Valuation inputs used to determine the value of the Fund's investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund's investments categorized in the fair value hierarchy as of March 31, 2017:

Security Type	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stock	$1,959,924,869	-	-	$1,959,924,869
Short-Term Investments	52,084,772	-	-	52,084,772
Total Investments	$2,012,009,641	$-	$-	$2,012,009,641

At March 31, 2017, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industy type.
The Fund's policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels as of March 31, 2017, based on the valuation input Levels on December 31, 2016.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.
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Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	5/1/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	5/1/17

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	5/1/17